Commitments and Contingencies - Leases (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 30,000	$ 30,000
Future minimum lease payments due	$ 0	$ 0